UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.2%

Security	Principal Amount (000’s omitted)	Value
Education — 11.4%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,000	$2,182,640
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,136,140
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	241,408
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	415,864
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,180,071
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,840	2,850,991
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,050,205
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	495,153
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	331,520
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	978,626
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,029,832
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,076,861
California State University, 5.25%, 11/1/31	1,465	1,687,006

		$17,656,317

Electric Utilities — 12.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,027,379
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,911,308
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	2,006,861
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,122,918
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,227,766
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,665,688
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,237,967
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,402,719
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,420,852

		$19,023,458

Escrowed/Prerefunded — 2.7%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$4,220,268

		$4,220,268

General Obligations — 13.5%
California, 5.00%, 2/1/31	$820	$929,700
California, 5.50%, 11/1/35	2,500	2,902,700
California, 6.00%, 4/1/38	1,000	1,179,220
Old Adobe Union School District, (Election of 2012), 5.25%, 8/1/38	1,000	1,137,130
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,703,204
San Bernardino Community College District, 5.00%, 8/1/29	1,500	1,729,920
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,160,944
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1) (2)	5,400	6,131,646

		$20,874,464

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$895,772
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,138,258
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,724,025
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	800,481
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,134,924
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	286,098
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,651,170
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,739,145
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,597,420
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	544,865
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,810,898
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,890
Washington Township Health Care District, 5.00%, 7/1/25	750	807,495
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,307,109

		$20,439,550

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$278,690
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,759,398

		$2,038,088

Insured-Education — 1.1%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,701,680

		$1,701,680

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,945,540

		$1,945,540

Insured-Lease Revenue/Certificates of Participation — 3.6%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30(3)	$9,530	$4,349,683
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,152,780

		$5,502,463

Insured-Special Tax Revenue — 4.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$926,488
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	3,925	4,289,044
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	380	424,779
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,031,586

		$6,671,897

Insured-Transportation — 3.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,116,342
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,654,402

2

Security	Principal Amount (000’s omitted)	Value
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$2,230	$2,455,498

		$5,226,242

Lease Revenue/Certificates of Participation — 1.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,826,938

		$2,826,938

Senior Living/Life Care — 3.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$689,077
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,759,480
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	252,728
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	999,270
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,152,070
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	784,662

		$5,637,287

Special Tax Revenue — 16.6%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$886,691
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,699
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	675,121
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,780,788
Corona Public Financing Authority, 5.80%, 9/1/20	1,675	1,682,001
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	490	508,311
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	298,639
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	591,828
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	292,443
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	405,581
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	286,809
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,200,122
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,135	1,009,764
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,667,280
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,123,130
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	988,526
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	573,365
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	860,606
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/27(4)	1,725	1,996,687
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/32(4)	1,515	1,696,270
Temecula Unified School District, 5.00%, 9/1/27	350	357,781
Temecula Unified School District, 5.00%, 9/1/37	535	545,256

3

Security	Principal Amount (000’s omitted)	Value
Torrance Redevelopment Agency, 5.625%, 9/1/28	$890	$890,810
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,041,970
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,161

		$25,688,639

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,643,998
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1) (2)	3,080	3,410,854
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,072,932
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,906,325
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,094,748

		$18,128,857

Water and Sewer — 4.3%
California Department of Water Resources, 5.00%, 12/1/29	$1,280	$1,453,926
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,295,420
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,893,675

		$6,643,021

Total Tax-Exempt Investments — 106.2% (identified cost $150,055,759)		$164,224,709

Other Assets, Less Liabilities — (6.2)%		$(9,522,218)

Net Assets — 100.0%		$154,702,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 12.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,182,500.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

4

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	60 U.S. 10-Year Treasury Note	Short	$(7,499,422)	$(7,510,313)	$(10,891)
9/14	25 U.S. Long Treasury Bond	Short	(3,404,252)	(3,429,688)	(25,436)

					$(36,327)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $36,327.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,362,441

Gross unrealized appreciation	$14,837,460
Gross unrealized depreciation	(495,192)

Net unrealized appreciation	$14,342,268

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$164,224,709	$—	$164,224,709
Total Investments	$—	$164,224,709	$—	$164,224,709

Liability Description
Futures Contracts	$(36,327)	$—	$—	$(36,327)
Total	$(36,327)	$—	$—	$(36,327)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.8%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,507,040
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,734,946
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,092,721

		$12,334,707

Education — 17.5%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,200,672
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,173,704
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,065,640
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,711,840
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,666,700
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,664,450

		$27,483,006

Escrowed/Prerefunded — 2.6%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,146,515
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,315	1,480,151
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,335	1,390,309

		$4,016,975

General Obligations — 17.3%
Danvers, 5.25%, 7/1/36	$2,800	$3,209,528
Lexington, 4.00%, 2/1/22	1,315	1,509,528
Lexington, 4.00%, 2/1/23	1,095	1,260,892
Massachusetts, 5.00%, 12/1/31	5,000	5,762,950
Newton, 5.00%, 4/1/36	4,500	5,060,205
Plymouth, 5.00%, 5/1/26	710	810,117
Plymouth, 5.00%, 5/1/28	1,160	1,307,100
Plymouth, 5.00%, 5/1/31	1,090	1,217,007
Plymouth, 5.00%, 5/1/32	1,000	1,114,570
Wayland, 5.00%, 2/1/33	1,790	2,023,595
Wayland, 5.00%, 2/1/36	2,680	3,005,754
Winchester, 5.00%, 4/15/36	775	871,844

		$27,153,090

Hospital — 9.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,201,145
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,126,598
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,302,572
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,157,459

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,120	$2,354,620
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,322,955
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,709,073
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	799,095

		$14,973,517

Industrial Development Revenue — 1.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$2,200	$2,207,238

		$2,207,238

Insured-Education — 8.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,260,400
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	6,748,888

		$13,009,288

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$175	$196,978

		$196,978

Insured-Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,529,785

		$1,529,785

Insured-Special Tax Revenue — 7.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$6,129,583
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,464,900

		$11,594,483

Insured-Student Loan — 2.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,400	$1,482,096
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	2,090	2,108,956

		$3,591,052

Insured-Transportation — 7.0%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,881,372
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,194,485

		$11,075,857

Other Revenue — 3.2%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,816,479
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,360,472
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,792,542

		$4,969,493

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,400,140
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	565,383
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	421	421,189
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	475	478,263
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	598,168
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,217,243

		$5,680,386

Special Tax Revenue — 6.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$484,122
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,375,517
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,103,920
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,557,353
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,394,970

		$9,915,882

Transportation — 2.7%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,306,725

		$4,306,725

Water and Sewer — 3.2%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$2,335	$2,346,908
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,736,349
Massachusetts Water Resources Authority, 5.25%, 12/1/15	855	890,474

		$4,973,731

Total Tax-Exempt Investments — 101.2% (identified cost $141,417,886)		$159,012,193

Other Assets, Less Liabilities — (1.2)%		$(1,930,298)

Net Assets — 100.0%		$157,081,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 10.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,108,888.

3

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	112 U.S. Long Treasury Bond	Short	$(15,251,045)	$(15,365,000)	$(113,955)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $113,955.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,383,891

Gross unrealized appreciation	$18,276,243
Gross unrealized depreciation	(37,941)

Net unrealized appreciation	$18,238,302

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$159,012,193	$—	$159,012,193
Total Investments	$—	$159,012,193	$—	$159,012,193

Liability Description
Futures Contracts	$(113,955)	$—	$—	$(113,955)
Total	$(113,955)	$—	$—	$(113,955)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 109.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Arkansas Development Finance Authority, Revolving Loan Fund, 5.00%, 6/1/24	$430	$508,320
Arkansas Development Finance Authority, Revolving Loan Fund, 5.00%, 6/1/25	250	293,677
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund, 5.00%, 2/1/27	1,000	1,161,950
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund, 5.00%, 2/1/30	500	573,780
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,094,840
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	29,410	32,200,421

		$50,832,988

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$16,282	$14,219,784

		$14,219,784

Education — 6.2%
Campbellsville, KY, (Campbellsville University), 5.70%, 3/1/34	$145	$146,101
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	4,750	5,470,575
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	381,210
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Vanderbilt University), Series 2009A, 5.00%, 10/1/39	1,000	1,116,670
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Vanderbilt University), Series 2009B, 5.00%, 10/1/39	1,000	1,116,670
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	50,945,569
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,776,201
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,369,332
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,292,433
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,051,500
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,644,030
Texas A&M University, 5.00%, 7/1/26	200	246,326
University of Alabama, 5.00%, 7/1/34	1,500	1,658,595
University of Alabama, 5.00%, 10/1/37	1,000	1,118,890
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	535,790
University of Arkansas, (Monticello Campus), 4.00%, 10/1/32	500	519,035
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	269,115
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	857,392
University of California, 5.00%, 5/15/29	3,335	3,940,403
University of California, 5.25%, 5/15/31	6,250	7,441,000
University of California, 5.25%, 5/15/32	2,500	2,959,975
University of California, 5.25%, 5/15/36	7,080	8,225,473
University of California, 5.25%, 5/15/37	13,000	15,020,200
University of California, 5.25%, 5/15/38	7,700	8,910,594
University of Missouri, 5.00%, 11/1/24	3,000	3,700,800
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	3,860	4,714,990
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	10,380	12,700,760
West Virginia University, 5.00%, 10/1/29	6,785	7,660,943

		$217,790,572

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 7.7%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	$30,485	$30,718,210
Chattanooga, TN, Electric System Revenue, 5.00%, 9/1/33	1,500	1,656,300
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,863,856
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 5/1/38	9,055	9,610,887
Metropolitan Government of Nashville and Davidson County, TN, Electric System Revenue, 5.00%, 5/15/36	500	558,430
Nebraska Public Power District, 5.00%, 1/1/24(4)	5,000	5,815,050
Nebraska Public Power District, 5.00%, 1/1/26(4)	3,195	3,657,221
Omaha Public Power District, NE, 5.00%, 2/1/37	4,310	4,772,161
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,506,331
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,061,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,394,075
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,085,900
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	30,028,740
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	30	33,867
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	57,313,950

		$269,076,078

Escrowed/Prerefunded — 0.2%
Arkansas Development Finance Authority, (Wastewater System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$295,638
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	2,400	3,074,160
Campbellsville, KY, (Campbellsville University), Prerefunded to 3/1/15, 5.70%, 3/1/34	1,135	1,176,677
Conway, AR, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	770,310
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	2,250	2,050,627

		$7,367,412

General Obligations — 16.4%
Arkansas, 4.75%, 6/1/29	$750	$815,978
Auburn, AL, 5.25%, 12/1/27	1,000	1,148,440
Bentonville, AR, School District No. 6, 4.50%, 6/1/40	1,000	1,069,190
Bradford, AR, Special School District, 4.75%, 2/1/39	315	318,805
Bryant, AR, School District No. 25, 4.75%, 2/1/39	1,490	1,507,999
California, 5.00%, 12/1/24	21,790	26,322,538
California, 5.00%, 12/1/26	5,910	6,990,112
California, 5.00%, 11/1/27	10,360	12,138,605
California, 5.00%, 2/1/31	17,595	19,948,859
California, 5.00%, 2/1/38	26,790	29,694,840
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/26	575	696,733
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/27	600	721,902
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/28	1,265	1,514,395
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/29	935	1,112,959
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/30	500	592,265
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	800	943,000
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/32	970	1,138,751
Denton, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/33	1,000	1,167,310
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	600	727,026
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	875	1,052,774
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	1,750	2,095,012
Hawaii, 5.00%, 8/1/32	2,740	3,138,917
Huntsville, AL, 5.00%, 5/1/33	1,025	1,150,480
Illinois, 5.00%, 5/1/26	24,650	27,203,740

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 5/1/31	$15,000	$16,076,700
Illinois, 5.25%, 7/1/30	16,830	18,321,138
Illinois, 5.25%, 7/1/31	2,370	2,572,516
Johnson City, TN, 5.00%, 6/1/31	350	389,781
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,876,637
Lexington-Fayette Urban County, KY, Airport Board, 5.00%, 7/1/27	1,000	1,131,370
Lexington-Fayette Urban County, KY, Airport Board, (AMT), 5.00%, 7/1/30	500	546,660
Madison, AL, 5.15%, 2/1/39	1,250	1,378,575
Metropolitan Government of Nashville and Davidson County, TN, 5.00%, 1/1/33	750	851,295
New York, NY, 5.00%, 3/1/30	10,000	11,419,400
Newton, MA, 5.00%, 4/1/39	10,480	11,769,564
North Carolina, 5.00%, 6/1/22	28,000	34,300,280
Northside Independent School District, TX, (PSF Guaranteed), 2.00% to 8/1/19 (Put Date), 8/1/44	9,715	9,900,654
Ohio, 5.00%, 9/15/22	24,380	29,641,692
Owensboro, KY, 4.00%, 6/1/32	500	519,785
Oxford, AL, 5.00%, 2/1/32	1,205	1,327,428
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	46,421,699
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,153,700
Pottsville, AR, School District No. 61, 4.50%, 2/1/38	1,250	1,268,987
Pulaski County, AR, Special School District, 5.00%, 2/1/35	500	501,840
Richmond, VA, 5.00%, 3/1/29	10,225	11,881,450
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	15,565	14,382,994
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	65,177,126
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,091,100
Shelby County, TN, 5.00%, 3/1/26	1,000	1,168,170
Springdale, AR, School District No. 50, 4.625%, 6/1/35	1,000	1,056,590
Springdale, AR, School District No. 50, 4.75%, 6/1/39	1,000	1,061,180
Trussville, AL, 5.00%, 10/1/39	1,000	1,104,730
Washington, 5.00%, 2/1/34	395	451,710
Washington, 5.00%, 2/1/34(2)	17,000	19,440,690
Washington, 5.00%, 2/1/35	515	586,657
Washington, 5.00%, 2/1/35(2)	23,000	26,200,220
Washington, Series 2011B, 5.00%, 2/1/33	21,255	23,907,624
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,500,292
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,122,801

		$575,713,665

Health Care - Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$497	$497,447
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	533	533,712

		$1,031,159

Hospital — 9.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,327,855
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	42,154,721
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,296,673
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	28,664,664
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,489,809
Chattanooga, TN, Health, Educational and Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	500	573,870
East Alabama Health Care Authority, 5.00%, 9/1/27	1,000	1,089,550
Health Care Authority for Baptist Health, AL, 5.00%, 11/15/18	750	772,748
Huntsville, AL, Health Care Authority, 5.50%, 6/1/25	1,000	1,145,240
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	66,209,104
Johnson City, TN, Health and Educational Facilities Board, (Mountain States Health Alliance), 5.50%, 7/1/36	1,000	1,038,950

Security	Principal Amount (000’s omitted)	Value
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	$9,975	$11,015,692
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	549,940
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	536,070
Knox County, TN, Health, Educational and Housing Facility Board, (Covenant Health), 0.00%, 1/1/39	3,000	756,480
Knox County, TN, Health, Educational and Housing Facility Board, (Covenant Health), 0.00%, 1/1/42	615	130,202
Louisville/Jefferson County Metro Government, KY, (Catholic Health Initiatives), 5.00%, 12/1/35	790	852,047
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,823,123
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,488,455
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	14,012,828
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	34,000	36,151,180
Pikeville, KY, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	566,190
Pulaski County, AR, Public Facilities Board, (CARTI), 5.25%, 7/1/28	750	818,512
Russell, KY, (Bon Secours Health System, Inc.), 5.00%, 11/1/26	1,000	1,122,060
Shelby County, TN, Health, Educational and Housing Facility Board, (Methodist Le Bonheur Healthcare), 5.00%, 5/1/42	1,000	1,065,260
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	10,194,106
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,038,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	17,685	18,924,188
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,456,390
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,394,752

		$340,658,989

Housing — 0.7%
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	$380	$384,917
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	230	230,469
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	140	141,868
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	345	348,933
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	910	940,121
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	330	335,495
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,439,116
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	13,600	13,999,976

		$24,820,895

Industrial Development Revenue — 2.8%
Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$604,044
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	1,020	1,020,449
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,634,886
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,489,886
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	3,115	3,101,263
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	440	457,147
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	84,044
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,739,237
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	20,000	23,718,000
Owen County, KY, (Kentucky American Water Co.), 6.25%, 6/1/39	500	557,680

Security	Principal Amount (000’s omitted)	Value
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	$1,145	$1,059,423
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	836,947
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,278

		$96,373,284

Insured-Bond Bank — 0.1%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,418,218
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	1,083,310

		$3,501,528

Insured-Education — 0.2%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,063,730
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	1,000	1,040,500
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,187,060
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,364,375
Auburn University, AL, (AGM), 5.00%, 6/1/38	250	272,240
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,230	1,396,148
Pulaski Technical College, AR, (AGM), 5.00%, 4/1/41	1,150	1,253,822
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,071,580

		$8,649,455

Insured-Electric Utilities — 1.0%
Benton, AR, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$817,890
Benton, AR, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,551,608
Carroll County, KY, (Kentucky Utilities Co.), (AMBAC), (AMT), 5.75%, 2/1/26	1,000	1,092,750
Kentucky Municipal Power Agency, (Prairie State), (NPFG), 5.00%, 9/1/37	2,000	2,138,440
Kentucky Municipal Power Agency, (Prairie State), (NPFG), 5.25%, 9/1/27	1,000	1,101,640
Lawrenceburg, TN, Electric System Revenue, (NPFG), 6.625%, 7/1/18	630	685,654
Lawrenceburg, TN, Public Building Authority, Electric System Revenue, (AMBAC), 5.00%, 7/1/26	600	683,232
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	9,810	11,306,221
Metropolitan Government of Nashville and Davidson County, TN, Electric System Revenue, (NPFG), 0.00%, 5/15/17	1,000	978,590
Owensboro, KY, Electric Light and Power System, (AMBAC), 0.00%, 1/1/20	2,000	1,745,380
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,334,160
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	444,028
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,290,923
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,198,685
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	799,174
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	158,116
Trimble County, KY, (Kentucky Utilities Co.), (AMBAC), (AMT), 6.00%, 3/1/37	500	561,695

		$34,888,186

Insured-Escrowed/Prerefunded — 0.2%
Jefferson County School District Finance Corp., KY, (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,083,070
Johnson City, TN, Health and Educational Facilities Board, (Johnson City Medical Center Hospital), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	170	170,666
Knox County, TN, First Utility District, (NPFG), Prerefunded to 12/1/16, 5.00%, 12/1/25	875	973,088
Louisville Regional Airport Authority, KY, (AGM), (AMT), Prerefunded to 7/1/18, 5.50%, 7/1/38	1,000	1,164,790
Memphis, TN, Sanitary Sewerage System Revenue, (AGM), Prerefunded to 7/1/15, 4.75%, 7/1/24	1,000	1,044,060
Montgomery County, AL, Public Building Authority, (NPFG), Prerefunded to 3/1/16, 5.00%, 3/1/31	310	334,688
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	1,065	1,084,916
North Little Rock, AR, Electric System Revenue, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	225	231,653

Security	Principal Amount (000’s omitted)	Value
University of Arkansas, (UAMS Campus), (NPFG), Prerefunded to 11/1/14, 5.00%, 11/1/34	$1,000	$1,016,400
Wayne County School District Finance Corp., KY, (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	264,637

		$7,367,968

Insured-General Obligations — 1.6%
Arkansas, (NPFG), 0.00%, 6/1/17	$500	$486,660
Blount County, TN, Public Building Authority, (AGC), 5.00%, 6/1/32	500	549,660
Chicago, IL, (AGM), 5.25%, 1/1/31	7,600	8,291,524
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,102,842
Franklin, TN, Special School District, (AGM), 0.00%, 6/1/19	925	859,640
Franklin, TN, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,795,640
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,706,833
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,639,572

		$54,432,371

Insured-Health Care-Miscellaneous — 0.0%(5)
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$5	$5,019
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	501,950

		$506,969

Insured-Hospital — 0.8%
Hardin County, KY, (Hardin Memorial Hospital), (AGM), 5.75%, 8/1/33	$750	$829,860
Heber Springs, AR, Hospital and Health Care Facilities Board, (Baptist Health), (AGC), 5.00%, 5/1/26	1,140	1,176,332
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	4,445	2,549,074
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	7,800	7,875,192
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,580,640
Pulaski County, AR, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,514,295
Pulaski County, AR, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,577,833

		$29,103,226

Insured-Lease Revenue/Certificates of Participation — 0.1%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,155,830
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	567,510
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	567,930
Montgomery County, AL, Public Building Authority, (NPFG), 5.00%, 3/1/31	190	199,576
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	414,893
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	968,083

		$3,873,822

Insured-Other Revenue — 3.7%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (Arkansas Cancer Research Center), (AMBAC), 0.00%, 7/1/24	$1,000	$731,530
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (Arkansas Cancer Research Center), (AMBAC), 0.00%, 7/1/30	820	424,957
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (Arkansas Cancer Research Center), (AMBAC), 0.00%, 7/1/36	3,500	1,306,235
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (Arkansas Cancer Research Center), (AMBAC), 0.00%, 7/1/46	7,445	1,558,834
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	17,897,505
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	68,155	22,669,035
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	4,785,250

Security	Principal Amount (000’s omitted)	Value
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	$11,725	$13,586,226
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,055,010
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	60,525,000

		$130,539,582

Insured-Special Tax Revenue — 3.1%
Birmingham-Jefferson Civic Center Authority, AL, (NPFG), 0.00%, 9/1/18	$355	$313,745
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	11,000	13,549,140
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,810,114
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	29,344,095
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	470,632
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	968,710
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	256,393
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	71,370
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	327,310	23,497,585
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	178,700	23,668,815
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	12,630	12,440,929

		$108,391,528

Insured-Student Loan — 1.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$36,070	$38,185,145
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	19,870	20,050,221

		$58,235,366

Insured-Transportation — 5.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$10,904,400
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	18,895,441
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,114,514
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	21,680	23,073,374
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	69,711,982
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	893,890
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,420,617
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	557,184
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	29,245	30,145,161
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,585,990

		$183,302,553

Insured-Water and Sewer — 1.0%
Campbell, Kenton and Boone Counties, KY, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	$500	$540,545
Clarksville, TN, Water, Sewer and Gas Revenue, (AGM), 5.25%, 2/1/18	1,000	1,151,350
Cullman, AL, Utilities Board, Water Revenue, (AGM), 5.00%, 9/1/30	1,000	1,086,300
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	3,380	3,709,550
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	18,290	18,349,991
Harpeth Valley Utilities District, TN, (NPFG), 5.00%, 9/1/35	1,000	1,094,080
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	2,000	2,093,700
Little Rock, AR, Sewer Construction Revenue, (AGM), 4.75%, 6/1/37	1,000	1,058,340
Little Rock, AR, Sewer Construction Revenue, (AGM), 5.00%, 6/1/31	450	489,496
Little Rock, AR, Sewer Construction Revenue, (AGM), 5.00%, 10/1/32	750	820,620
Owensboro, KY, Water Revenue, (AGC), 5.00%, 9/15/26	500	562,065
Owensboro, KY, Water Revenue, (AGC), 5.00%, 9/15/27	290	325,998
Owensboro, KY, Water Revenue, (AGC), 5.00%, 9/15/31	225	248,524
Rogers, AR, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	539,515
Rogers, AR, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,079,030
South Blount County Utility District, TN, Waterworks Revenue, (AGM), 5.00%, 12/1/33	500	541,465
West Morgan-East Lawrence Water and Sewer Authority, AL, (AGM), 4.85%, 8/15/35	1,000	1,061,630

		$34,752,199

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.4%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,315,533
Arkansas Development Finance Authority, (Correctional Facilities), 5.125%, 5/15/39	1,500	1,588,650
Fayette County School District Finance Corp., KY, 5.00%, 10/1/27	1,000	1,169,090
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	20,135	22,986,720
Jefferson County Capital Projects Corp., KY, 0.00%, 8/15/15	2,700	2,682,855
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	863,475
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	44,601,656
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31(7)	36,925	42,173,150

		$117,381,129

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,835	$8,354,818

		$8,354,818

Other Revenue — 6.1%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,667,580
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	12,735	14,163,230
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	16,295	18,109,448
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	7,785	8,658,944
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	151,265
Children’s Trust, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	196,407
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,685,153
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	16,555	18,381,679
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,410,360
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	14,187,110
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,075,327
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	46,135	56,139,375
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,011,010
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,178,918
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	36,818,057

		$214,833,863

Senior Living/Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,267
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	16,435	10,190,357

		$10,290,624

Special Tax Revenue — 5.7%
Batesville, AR, Sales and Use Tax, 4.00%, 9/1/37	$725	$729,785
Cabot, AR, Sales and Use Tax, 3.25%, 6/1/38	500	483,475
Cabot, AR, Sales and Use Tax, 3.50%, 6/1/33	500	476,305
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	870	799,756
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	55	55,267
Fort Smith, AR, Sales and Use Tax, 5.00%, 5/1/23	400	466,276
Fort Smith, AR, Sales and Use Tax, 5.00%, 5/1/24	450	519,156
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	382,351
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	409,635
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	540	546,685
Homewood, AL, City Board of Education, 5.00%, 4/1/32	500	548,485
Little Rock, AR, Escrowed to Maturity, 7.375%, 8/1/15	760	779,449
Louisiana, 5.00%, 6/15/30	5,700	6,635,028
Louisiana, 5.00%, 6/15/31	5,950	6,887,304
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	33,096,841
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	18,080	20,789,107

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	$27,305	$14,515,884
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	35,814,330
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(9)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	160	159,635
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	302,720
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	235	233,216
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	238,031
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	20,000	23,061,800
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	253,300	15,000,426
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	20,135	17,260,326
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	2,410	2,144,081
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	230	196,680
Rogers, AR, Sales and Use Tax, 4.125%, 11/1/31	500	524,835
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	530	503,553
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	385	302,652
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,278,004
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,675,200
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,567,257

		$198,383,535

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,209,552
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	2,895	3,074,895
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	4,250	4,256,630

		$23,541,077

Transportation — 22.4%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$11,017,400
Chicago, IL, (Midway Airport), 5.00%, 1/1/33	6,750	7,427,768
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,969,371
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	13,690	15,194,257
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	10,000	11,226,600
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	10,755	12,040,760
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	5,000	5,420,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/28	12,925	14,619,080
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	24,233,909
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	13,445	14,947,748
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	6,660	7,675,650
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,908,408
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	12,680	14,233,554
Houston, TX, (United Airlines Inc.), (AMT), 4.75%, 7/1/24	3,835	3,945,793
Houston, TX, (United Airlines Inc.), (AMT), 5.00%, 7/1/29	7,670	7,809,057
Illinois Toll Highway Authority, 5.00%, 1/1/29	1,750	2,013,323
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,142,530
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,132,910
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,819,250
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,319,715
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	14,820,134
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,429,957

Security	Principal Amount (000’s omitted)	Value
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.25%, 9/1/25	$1,000	$1,189,900
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/23	300	203,559
Kentucky Turnpike Authority, (Revitalization Projects), 5.00%, 7/1/28	500	559,170
Kentucky Turnpike Authority, (Revitalization Projects), 5.00%, 7/1/29	1,000	1,137,550
Kentucky Turnpike Authority, (Revitalization Projects), 5.00%, 7/1/32	500	561,035
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	7,973,424
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/25	500	548,665
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	1,250	1,423,575
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	8,175	9,780,406
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	7,500	8,839,650
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	13,756,320
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,214,589
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23(4)	12,050	14,280,937
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/24(4)	14,535	17,256,533
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	40,000	44,731,600
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	26,650	30,923,860
New Jersey Turnpike Authority, 5.00%, 1/1/28	20,415	23,172,250
New Jersey Turnpike Authority, 5.00%, 1/1/30	25,000	28,470,000
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,324,400
New Jersey Turnpike Authority, 5.00%, 1/1/32	9,770	10,800,930
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	17,372,141
North Texas Tollway Authority, 5.75%, 1/1/38	21,675	23,943,072
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,170,750
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,134,355
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,230,910
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,177,622
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	25,764,250
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,770,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	4,830	5,295,709
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	12,903,899
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	17,725	19,285,332
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,412,269
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,055,184
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,293,808
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	44,125,750

		$785,431,928

Water and Sewer — 6.6%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,101,010
Auburn, AL, Water Works Board, 5.00%, 9/1/29	1,315	1,521,981
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	20,295	20,116,607
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	22,410,000
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,127,228
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	56,193,756
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/25	8,000	10,010,080
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/26	8,000	10,053,680
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/31	7,000	8,295,630
East Bay Municipal Utility District, CA, Water System Revenue, Series 2014A, 5.00%, 6/1/30	3,305	3,935,594
East Bay Municipal Utility District, CA, Water System Revenue, Series 2014B, 5.00%, 6/1/30	3,750	4,465,500
El Dorado, AR, Water and Sewer Revenue, 4.375%, 12/1/28	595	644,486
El Dorado, AR, Water and Sewer Revenue, 4.50%, 12/1/30	500	542,425
Louisville and Jefferson County, KY, Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,114,250
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/40	750	843,945

Security	Principal Amount (000’s omitted)	Value
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	$34,800	$38,164,464
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	48,122,669
Opelika, AL, Utilities Board, 5.25%, 6/1/36	500	544,590
Rutherford County, TN, Consolidated Utility District, Waterworks Revenue, 4.00%, 2/1/27	750	819,495

		$231,027,390

Total Tax-Exempt Municipal Securities — 109.7% (identified cost $3,600,229,470)		$3,844,673,943

Taxable Municipal Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.6%
Massachusetts, 4.50%, 8/1/31(11)	$15,000	$16,280,700
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(11)	3,425	3,785,413

		$20,066,113

Special Tax Revenue — 0.1%
New York Dormitory Authority, Personal Income Tax Revenue, 5.289%, 3/15/33(11)	$3,065	$3,564,012

		$3,564,012

Total Taxable Municipal Securities — 0.7% (identified cost $23,318,416)		$23,630,125

Total Investments — 110.4% (identified cost $3,623,547,886)		$3,868,304,068

Other Assets, Less Liabilities — (10.4)%		$(362,922,138)

Net Assets — 100.0%		$3,505,381,930

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	17.8%
New York	17.7%
Texas	16.3%
Others, representing less than 10% individually	58.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 17.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 6.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $81,354,597.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $25,628,629 or 0.7% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(10)	Defaulted matured security.

(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	3,000 U.S. Long Treasury Bond	Short	$(408,510,135)	$(411,562,500)	$(3,052,365)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,052,365.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,184,518,361

Gross unrealized appreciation	$312,977,689
Gross unrealized depreciation	(71,106,982)

Net unrealized appreciation	$241,870,707

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,844,673,943	$—	$3,844,673,943
Taxable Municipal Securities	—	23,630,125	—	23,630,125
Total Investments	$—	$3,868,304,068	$—	$3,868,304,068

Liability Description
Futures Contracts	$(3,052,365)	$—	$—	$(3,052,365)
Total	$(3,052,365)	$—	$—	$(3,052,365)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganizations

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund) and Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) pursuant to a plan of reorganization approved by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund. The investment portfolios of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, with a fair value of $38,863,121, $50,565,357, $45,250,238 and $34,791,586, respectively, and identified cost of $36,052,796, $48,439,943, $42,026,544 and $33,403,232, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $3,326,647,761. The net assets of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund at that date of $42,526,545, $53,394,011, $46,395,534 and $36,622,831, respectively, were combined with those of the Fund, resulting in combined net assets of $3,505,586,682.

Eaton Vance

New York Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.1%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,581,376
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,402,540

		$15,983,916

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogen Partners Facility), (AMT), 5.50%, 1/1/23	$3,955	$3,954,802

		$3,954,802

Education — 22.4%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,152,527
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,383,890
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	250,783
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,928,653
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,009,050
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,381,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,287,000
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,821,750
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	635,813
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,198,725
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,159,192
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,270,018
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	282,008
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,584,285
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,339,160
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,008,420
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,029,180
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,658,757
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,013,702

		$70,394,313

Electric Utilities — 5.3%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,410,110
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,024,650
New York Power Authority, 5.00%, 11/15/31	1,000	1,126,120
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,774,038
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,344,188

		$16,679,106

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 5.6%
New York, 5.00%, 12/15/30	$5,000	$5,784,900
New York City, 5.30%, 4/1/27	250	289,827
New York City, 5.375%, 4/1/36	5,000	5,706,550
New York City, 6.25%, 10/15/28	4,000	4,745,440
Saratoga County, 4.75%, 7/15/37	1,000	1,055,790

		$17,582,507

Health Care – Miscellaneous — 0.0%(2)
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$145	$145,642

		$145,642

Hospital — 12.5%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$415,573
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,802,392
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,090	2,093,616
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,417,365
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,002,660
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,893,120
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,280,632
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,928,310
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,498,100
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,958,312
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,752,888
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,806
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,054,669
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,406,662

		$39,200,105

Housing — 2.4%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,518,235
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,015,660
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,110,180

		$7,644,075

Industrial Development Revenue — 2.5%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$3,850	$4,565,715
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,601,156
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	565	576,673

		$7,743,544

Insured – Education — 3.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,447,176
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,355,097

		$9,802,273

2

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 1.6%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,986,738

		$4,986,738

Insured – Escrowed/Prerefunded — 5.1%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,842,564
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,054,591
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	10,324,758

		$16,221,913

Insured – General Obligations — 1.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,160,281
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,078,810

		$5,239,091

Insured – Other Revenue — 2.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,282,133
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,276,481
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,140,997

		$8,699,611

Insured – Transportation — 0.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,714,027

		$2,714,027

Insured – Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,565,902

		$2,565,902

Lease Revenue/Certificates of Participation — 4.0%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,713,483

		$12,713,483

Other Revenue — 5.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,465,588
Brooklyn Arena Local Development Corp. (Barclays Center), 6.25%, 7/15/40	1,260	1,400,301
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,914,396
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,118,610
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,279,500
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,626,650

		$16,805,045

Senior Living/Life Care — 1.4%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,376
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	765,432
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	319,692
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,615,579

		$4,501,079

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,398,161
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	698,686
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,779,399
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,602,350
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,687,980
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,234,305
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,100,792

		$19,501,673

Transportation — 10.6%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,631,278
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,890,540
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,033,500
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,395,398
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,491,202
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	8,000	8,892,880
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,923,550
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,188,090

		$33,446,438

Water and Sewer — 2.7%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$307,382
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	294,009
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	160,917
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	243,653
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	235,855
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	225,746
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	215,982
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,681,080
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,126,210
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,450	3,950,112

		$8,440,946

Total Tax-Exempt Investments — 103.3% (identified cost $289,644,174)		$324,966,229

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(4)(5)(6)	400	$1,380,800

Total Miscellaneous — 0.4% (identified cost $1,280,000)		$1,380,800

Total Investments — 103.7% (identified cost $290,924,174)		$326,347,029

Other Assets, Less Liabilities — (3.7)%		$(11,686,021)

Net Assets — 100.0%		$314,661,008

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 6.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Amount is less than 0.05%.
(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,650,112.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $1,380,800 or 0.4% of the Fund’s net assets.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	192 U.S. Long Treasury Bond	Short	$(26,144,649)	$(26,340,000)	$(195,351)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $195,351.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,310,259

Gross unrealized appreciation	$35,052,204
Gross unrealized depreciation	(165,434)

Net unrealized appreciation	$34,886,770

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$324,966,229	$—	$324,966,229
Miscellaneous	—	—	1,380,800	1,380,800
Total Investments	$—	$324,966,229	$1,380,800	$326,347,029

Liability Description
Futures Contracts	$(195,351)	$—	$—	$(195,351)
Total	$(195,351)	$—	$—	$(195,351)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$425	$427,210
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	868,868
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,209,960
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,530	4,959,806

		$7,465,844

Education — 7.8%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,808,450
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,395,320
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	643,115
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,244,520
Ohio State University, 5.00%, 12/1/29	1,060	1,307,563
Wright State University, 5.00%, 5/1/31	1,000	1,100,990

		$12,499,958

Escrowed/Prerefunded — 0.0%(1)
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$57,818

		$57,818

General Obligations — 2.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,152,650
Highland Local School District, 5.50%, 12/1/36	1,000	1,139,890
Lakewood City School District, 5.00%, 11/1/36	1,330	1,466,524

		$3,759,064

Hospital — 12.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,653,570
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,689,300
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,022,846
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,328,362
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,135,290
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	458,316
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,360,973
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,583,550
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,684,875
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	499,109

		$19,416,191

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.1%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,380,048
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	925,407

		$3,305,455

Insured-Education — 5.2%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,424,320
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,970,410
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,953,449

		$8,348,179

Insured-Electric Utilities — 9.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,722,561
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,490,599
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,124,060
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,972,740
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,561,100
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,817,605
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	967,674

		$15,656,339

Insured-Escrowed/Prerefunded — 7.6%
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	$3,700	$3,951,970
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,668,150
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,046,520
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	918,616
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,359,167
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,902,783
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,368,477

		$12,215,683

Insured-General Obligations — 28.4%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,432,951
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	9,323,175
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,638,512
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,331,298
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,508,757
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,474,125
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,124,400
Springboro Community City School District, (AGM), 5.25%, 12/1/32	2,915	3,578,512
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,191,834

		$45,603,564

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 2.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.303%, 2/1/29(3)(4)(5)	$2,575	$3,279,005

		$3,279,005

Insured-Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,272,445
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,175,200
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	4,859,450

		$12,307,095

Lease Revenue/Certificates of Participation — 2.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,620,754
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,704,615

		$3,325,369

Other Revenue — 4.0%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,802,507
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,545,261

		$6,347,768

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$624,474
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,000,686

		$1,625,160

Special Tax Revenue — 2.9%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,121,510
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,107,790
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	664,044
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,086,189
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	750,283

		$4,729,816

Water and Sewer — 2.0%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,254,490

		$3,254,490

Total Tax-Exempt Investments — 101.6% (identified cost $146,734,561)		$163,196,798

Other Assets, Less Liabilities — (1.6)%		$(2,587,226)

Net Assets — 100.0%		$160,609,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 59.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 27.5% of total investments.

(1)	Amount is less than 0.05%.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $3,279,005 or 2.0% of the Fund’s net assets.
(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.
(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2014.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	128 U.S. Long Treasury Bond	Short	$(17,429,766)	$(17,560,000)	$(130,234)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $130,234.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,840,502

Gross unrealized appreciation	$17,447,851
Gross unrealized depreciation	(91,555)

Net unrealized appreciation	$17,356,296

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$163,196,798	$—	$163,196,798
Total Investments	$—	$163,196,798	$—	$163,196,798

Liability Description
Futures Contracts	$(130,234)	$—	$—	$(130,234)
Total	$(130,234)	$—	$—	$(130,234)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014